Stock-Based Compensation - Schedule of Stock Options Granted Using the Black-Scholes Valuation Model (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate
Expected term (years)
Expected volatility
Expected dividends					0.00%
Black-Scholes valuation model | Equity Option [Member]
Schedule of Stock Options Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate	4.05%
Expected term (years)	5 years 8 months 23 days
Expected volatility	0.00%
Expected dividends	0.00%		0.00%
Minimum [Member]
Schedule of Stock Options Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate					3.62%
Expected term (years)					5 years 6 months
Expected volatility					95.00%
Minimum [Member] | Black-Scholes valuation model | Equity Option [Member]
Schedule of Stock Options Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate			3.94%
Expected term (years)			5 years
Expected volatility			0.00%
Maximum [Member]
Schedule of Stock Options Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate					3.67%
Expected term (years)					6 years
Expected volatility					97.00%
Maximum [Member] | Black-Scholes valuation model | Equity Option [Member]
Schedule of Stock Options Granted Using the Black-Scholes Valuation Model [Line Items]
Risk-free interest rate			4.05%
Expected term (years)			5 years 8 months 23 days
Expected volatility			0.00%